                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5225

                        Oppenheimer Quest for Value Funds
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 01/31/2010

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

                                                                SHARES           VALUE
                                                             ------------   --------------
COMMON STOCKS--63.3%
CONSUMER DISCRETIONARY--6.5%
AUTO COMPONENTS--1.2%
Goodyear Tire & Rubber Co. (The)(1)                             2,250,000   $   30,015,000
                                                                            --------------
HOTELS, RESTAURANTS & LEISURE--1.1%
International Game Technology(2)                                1,500,000       27,510,000
                                                                            --------------
HOUSEHOLD DURABLES--0.7%
Newell Rubbermaid, Inc.(2)                                      1,170,000       15,876,900
                                                                            --------------
MEDIA--0.6%
Gannett Co., Inc.                                                 950,000       15,342,500
                                                                            --------------
MULTILINE RETAIL--1.8%
Family Dollar Stores, Inc.(2)                                   1,380,000       42,614,400
                                                                            --------------
SPECIALTY RETAIL--1.1%
Gap, Inc. (The)                                                 1,360,000       25,948,800
                                                                            --------------
CONSUMER STAPLES--1.6%
FOOD & STAPLES RETAILING--0.9%
Wal-Mart Stores, Inc.                                             420,000       22,440,600
                                                                            --------------
FOOD PRODUCTS--0.7%
Dean Foods Co.(1)                                               1,000,000       17,630,000
                                                                            --------------
ENERGY--9.5%
ENERGY EQUIPMENT & SERVICES--3.1%
Halliburton Co.                                                 1,070,000       31,254,700
Transocean Ltd.(1)                                                515,300       43,666,522
                                                                            --------------
                                                                                74,921,222
                                                                            --------------
OIL, GAS & CONSUMABLE FUELS--6.4%
Apache Corp.                                                      200,000       19,754,000
Chevron Corp.                                                     530,000       38,223,600
EOG Resources, Inc.                                               450,000       40,689,000
Occidental Petroleum Corp.                                        730,000       57,188,200
                                                                            --------------
                                                                               155,854,800
                                                                            --------------
FINANCIALS--11.9%
COMMERCIAL BANKS--3.4%
Fifth Third Bancorp                                             1,333,363       16,587,036
Mitsubishi UFJ Financial Group, Inc.                            5,500,000       28,298,601
Wells Fargo & Co.                                               1,340,000       38,096,200
                                                                            --------------
                                                                                82,981,837
                                                                            --------------
CONSUMER FINANCE--1.3%
Capital One Financial Corp.(2)                                    845,000       31,146,700
                                                                            --------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
Bank of America Corp.                                           3,600,000       54,648,000
                                                                            --------------
INSURANCE--4.9%
AFLAC, Inc.(2)                                                  1,300,000       62,959,000
Hartford Financial Services Group, Inc. (The)                   1,065,000       25,549,350
Prudential Financial, Inc.                                        615,000       30,743,850
                                                                            --------------
                                                                               119,252,200
                                                                            --------------
HEALTH CARE--11.0%
BIOTECHNOLOGY--4.7%
Biogen Idec, Inc.(1)                                              510,000       27,407,400


                       1 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

                                                                SHARES           VALUE
                                                             ------------   --------------
COMMON STOCKS CONTINUED
HEALTH CARE CONTINUED
BIOTECHNOLOGY CONTINUED
Genzyme Corp. (General Division)(1)                               630,000   $   34,183,800
Regeneron Pharmaceuticals, Inc.(1, 2)                           1,010,000       26,926,600
Seattle Genetics, Inc.(1, 2)                                    1,000,000       10,320,000
Theravance, Inc.(1, 2)                                          1,320,000       14,480,400
                                                                            --------------
                                                                               113,318,200
                                                                            --------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
WellPoint, Inc.(1)                                                450,000       28,674,000
                                                                            --------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                                               430,000       22,764,200
Johnson & Johnson                                                 410,000       25,772,600
King Pharmaceuticals, Inc.(1, 2)                                1,500,000       18,015,000
Pfizer, Inc.                                                    1,780,000       33,214,800
Roche Holding Ltd., Sponsored ADR(2)                              570,000       23,911,500
                                                                            --------------
                                                                               123,678,100
                                                                            --------------
INDUSTRIALS--4.7%
AEROSPACE & DEFENSE--0.5%
Boeing Co. (The)                                                  200,000       12,120,000
                                                                            --------------
AIR FREIGHT & LOGISTICS--1.5%
United Parcel Service, Inc., Cl. B                                650,000       37,550,500
                                                                            --------------
INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.                                            1,600,000       25,728,000
                                                                            --------------
MACHINERY--1.6%
Eaton Corp.                                                       325,000       19,903,000
Navistar International Corp.(1, 2)                                490,000       18,125,100
                                                                            --------------
                                                                                38,028,100
                                                                            --------------
INFORMATION TECHNOLOGY--14.8%
COMMUNICATIONS EQUIPMENT--2.5%
Cisco Systems, Inc.(1)                                          1,330,000       29,885,100
QUALCOMM, Inc.                                                    790,000       30,960,100
                                                                            --------------
                                                                                60,845,200
                                                                            --------------
COMPUTERS & PERIPHERALS--4.5%
Apple, Inc.(1)                                                    350,000       67,242,000
EMC Corp.(1)                                                    2,400,000       40,008,000
                                                                            --------------
                                                                               107,250,000
                                                                            --------------
INTERNET SOFTWARE & SERVICES--2.3%
Google, Inc., Cl. A(1)                                            106,000       56,118,520
                                                                            --------------
IT SERVICES--2.6%
Infosys Technologies Ltd., Sponsored ADR(2)                     1,220,000       63,330,200
                                                                            --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
ASML Holding NV(2)                                                970,000       30,312,500
Samsung Electronics Ltd., Sponsored GDR(3)                        119,000       40,582,416
                                                                            --------------
                                                                                70,894,916
                                                                            --------------


                       2 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

                                                                SHARES           VALUE
                                                             ------------   --------------
COMMON STOCKS CONTINUED
MATERIALS--3.3%
CHEMICALS--1.3%
Potash Corp. of Saskatchewan, Inc.(2)                             320,000   $   31,792,000
                                                                            --------------
METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold, Inc., Cl. B                       500,000       33,345,000
Vale SA, Sponsored ADR(2)                                         580,000       14,958,200
                                                                            --------------
                                                                                48,303,200
                                                                            --------------
Total Common Stocks (Cost $1,362,020,993)                                    1,533,813,895
                                                                            --------------

                                                               PRINCIPAL
                                                                AMOUNT
                                                             ------------
ASSET-BACKED SECURITIES--0.9%
CWHEQ Home Equity Loan Trust, Home Equity Loan
Asset-Backed Certificates, Series 2007-S2, Cl. A3,
5.813%, 5/1/37                                               $ 13,406,350        5,939,808
GE Equipment Small Ticket LLC, Asset-Backed Equipment
Nts., Series 2009-1, Cl. A2, 1.08%, 10/17/11(4)                 8,000,000        8,017,218
Home Loan Trust 2000-HI1, Home Loan-Backed Nts.,
Series, 2000-HI1, Cl. AI7, 8.79%, 2/1/25                          527,052          443,914
Morgan Stanley Capital, Inc., Sub. Collateralized Loan
Obligations, Series 2005-NC1, Cl. A2C, 0.611%,
1/25/35(5)                                                      3,488,685        2,958,700
RAMP Series 2004-RS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2004-RS6, Cl. AI4,
5.457%, 5/1/32                                                  3,768,422        3,620,020
                                                                            --------------
Total Asset-Backed Securities (Cost $18,334,489)                                20,979,660
                                                                            --------------
MORTGAGE-BACKED OBLIGATIONS--10.2%
GOVERNMENT AGENCY--9.4%
Federal Home Loan Mortgage Corp., Series 3546, Cl. NB,
4%, 6/1/24                                                      4,546,000        4,408,928
Federal National Mortgage Assn.:
5.50%, 1/1/38-1/1/39                                           85,026,950       90,196,310
6%, 8/1/37-3/1/39                                             103,860,469      111,244,864
Government National Mortgage Assn., 5.50%, 6/1/37-6/15/38      21,809,781       23,120,717
                                                                            --------------
                                                                               228,970,819
                                                                            --------------
NON-AGENCY--0.8%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2003-I, Cl. 2A6,
3.72%, 10/1/33(5)                                              13,410,102       12,344,598
Wells Fargo Mortgage-Backed Securities 2006-5 Trust,
Mtg. Pass-Through Certificates, Series 2006-5, Cl. 1A3,
5.25%, 4/1/36                                                   6,500,980        6,084,055
                                                                            --------------
                                                                                18,428,653
                                                                            --------------
Total Mortgage-Backed Obligations (Cost $239,903,333)                          247,399,472
                                                                            --------------
U.S. GOVERNMENT OBLIGATIONS--9.2%
Federal Home Loan Bank Nts., 1.25%, 10/19/11                    4,190,000        4,196,482
                                                                            --------------
Federal Home Loan Mortgage Corp. Nts.:
2%, 2/24/12(2)                                                 20,000,000       20,019,220
2.25%, 8/24/12(2)                                              25,000,000       25,212,325
U.S. Treasury Bills, 0.315%, 1/13/11                           78,485,000       78,279,840
U.S. Treasury Bonds:
4.375%, 11/15/39                                                3,149,000        3,083,069
4.50%, 8/15/39                                                  2,236,000        2,235,302
U.S. Treasury Nts.:
3.125%, 1/31/17(6)                                              8,565,000        8,589,093


                       3 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
3.25%, 12/31/16                                              $  5,021,000   $    5,082,196
3.375%, 11/15/19                                               78,476,000       77,029,138
                                                                            --------------
Total U.S. Government Obligations (Cost $222,391,288)                          223,726,665
                                                                            --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.2%
CONSUMER STAPLES--0.5%
TOBACCO--0.5%
Altria Group, Inc.:
9.25% Sr. Unsec. Nts., 8/6/19                                   4,975,000        6,139,812
9.95% Sr. Unsec. Unsub. Nts., 11/10/38                          2,727,000        3,621,445
Philip Morris International, Inc., 6.375% Sr. Unsec.
Unsub. Nts., 5/16/38                                            1,824,000        1,988,939
                                                                            --------------
                                                                                11,750,196
                                                                            --------------
ENERGY--2.1%
ENERGY EQUIPMENT & SERVICES--0.4%
Nabors Industries, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
1/15/19                                                         4,531,000        5,728,321
Pride International, Inc., 8.50% Sr. Nts., 6/15/19              4,171,000        4,796,650
                                                                            --------------
                                                                                10,524,971
                                                                            --------------
OIL, GAS & CONSUMABLE FUELS--1.7%
Anadarko Petroleum Corp., 6.45% Sr. Unsec. Nts.,
9/15/36                                                         7,430,000        7,674,893
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%
Sr. Sec. Bonds, 9/30/19(3)                                      7,600,000        8,363,238
Shell International Finance BV, 4.30% Nts., 9/22/19             4,343,000        4,343,143
XTO Energy, Inc.:
6.375% Sr. Unsec. Nts., 6/15/38                                 3,920,000        4,424,829
6.75% Sr. Unsec. Nts., 8/1/37                                  14,129,000       16,561,533
                                                                            --------------
                                                                                41,367,636
                                                                            --------------
FINANCIALS--6.6%
CAPITAL MARKETS--0.1%
FMR LLC, 6.45% Sr. Unsec. Bonds, 11/15/39(3)                    3,639,000        3,538,589
                                                                            --------------
COMMERCIAL BANKS--0.8%
Fifth Third Bancorp, 4.50% Unsec. Sub. Nts., 6/1/18             2,226,000        1,973,356
Fifth Third Bankcorp, 8.25% Sub. Nts., 3/1/38                   3,566,000        3,695,367
National City Bank, 0.604% Unsec. Sub. Nts.,
12/15/16(5)                                                     4,078,000        3,649,965
PNC Funding Corp., 4.25% Sr. Unsec. Nts., 9/21/15               8,910,000        9,253,293
                                                                            --------------
                                                                                18,571,981
                                                                            --------------
CONSUMER FINANCE--0.3%
Western Corporate Federal Credit Union, 1.75% Sr. Gtd.
Unsec. Nts., 11/2/12                                            6,248,000        6,286,263
                                                                            --------------
DIVERSIFIED FINANCIAL SERVICES--5.0%
Bank of America Corp.:
5.75% Sr. Unsec. Nts., 12/1/17                                 15,000,000       15,329,895
6.50% Sr. Unsec. Unsub. Nts., 8/1/16                           19,805,000       21,466,620
Bear Stearns Cos., Inc. (The), 0.471% Sr. Unsec.
Unsub. Nts., 2/1/12(5)                                         15,185,000       15,159,413
Citigroup, Inc.:
4.625% Nts., 8/3/10                                            10,740,000       10,933,427
6% Nts., 2/21/12                                               15,050,000       16,034,676
6% Sr. Unsec. Nts., 8/15/17                                     3,998,000        4,038,832


                       4 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

                                                               PRINCIPAL
                                                                AMOUNT           VALUE
                                                             ------------   --------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
FINANCIALS CONTINUED
DIVERSIFIED FINANCIAL SERVICES CONTINUED
8.125% Sr. Unsec. Nts., 7/15/39                              $  7,436,000   $    8,467,931
JPMorgan Chase & Co., 3.70% Sr. Nts., 1/20/15                  15,565,000       15,751,796
JPMorgan Chase Capital XXVII, 7% Jr. Sub. Nts., 11/1/39        13,434,000       13,950,658
                                                                            --------------
                                                                               121,133,248
                                                                            --------------
INSURANCE--0.4%
W.R. Berkley Corp., 7.375% Sr. Unsec. Unsub. Nts.,
9/15/19                                                         8,936,000        9,785,501
                                                                            --------------
MATERIALS--3.3%
CHEMICALS--1.5%
Agrium, Inc., 6.75% Sr. Unsec. Nts., 1/15/19                    6,020,000        6,782,216
Dow Chemical Co. (The):
8.55% Sr. Unsec. Unsub. Nts., 5/15/19                           5,957,000        7,140,715
9.40% Sr. Unsec. Unsub. Nts., 5/15/39                           5,940,000        7,865,920
E.I. du Pont de Nemours & Co., 4.625% Sr. Unsec.
Unsub. Nts., 1/15/20                                           12,995,000       13,106,068
                                                                            --------------
                                                                                34,894,919
                                                                            --------------
METALS & MINING--1.6%
Alcoa, Inc., 5.95% Sr. Unsec. Unsub. Nts., 2/1/37               3,826,000        3,183,653
ArcelorMittal:
5.375% Sr. Unsec. Unsub. Nts., 6/1/13(3)                        3,008,000        3,205,776
7% Nts., 10/15/39                                               3,638,000        3,744,448
9.85% Sr. Unsec. Unsub. Nts., 6/1/19                            4,289,000        5,458,748
BHP Billiton Finance (USA) Ltd., 6.50% Sr. Unsec.
Unsub. Nts., 4/1/19                                            11,633,000       13,369,283
Rio Tinto Finance (USA) Ltd., 9% Sr. Unsec. Nts.,
5/1/19                                                          2,198,000        2,812,249
Xstrata Finance Canada Ltd., 6.90% Nts., 11/15/37(3)            7,000,000        7,274,883
                                                                            --------------
                                                                                39,049,040
                                                                            --------------
PAPER & FOREST PRODUCTS--0.2%
International Paper Co., 9.375% Sr. Unsec. Nts.,
5/15/19                                                         4,293,000        5,387,389
                                                                            --------------
UTILITIES--0.7%
ELECTRIC UTILITIES--0.7%
Exelon Generation Co. LLC, 6.25% Sr. Unsec. Nts.,
10/1/39                                                         5,738,000        5,952,188
Spectra Energy Capital LLC, 8% Sr. Unsec. Unsub. Nts.,
10/1/19                                                        10,096,000       12,198,974
                                                                            --------------
                                                                                18,151,162
                                                                            --------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $308,662,513)                                                            320,440,895
                                                                            --------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(COST $2,151,312,616)                                                        2,346,360,587
                                                                            --------------

                                                                SHARES
                                                             ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--12.1%(7)
OFI Liquid Assets Fund, LLC, 0.30%(8, 9) (Cost
$292,840,450)                                                 292,840,450      292,840,450
                                                                            --------------


                       5 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

                                                                                 VALUE
                                                                            --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,444,153,066)                   108.9%   2,639,201,037
Liabilities in Excess of Other Assets                                (8.9)    (216,489,122)
                                                                    -----   --------------
Net Assets                                                          100.0%  $2,422,711,915
                                                                    =====   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Partial or fully-loaned security. See accompanying Notes.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $62,964,902 or 2.60% of the Fund's net assets as of January 31, 2010.

(4.) Illiquid security. The aggregate value of illiquid securities as of January
     31, 2010 was $8,017,218, which represents 0.33% of the Fund's net assets. See accompanying Notes.

(5.) Represents the current interest rate for a variable or increasing rate security.

(6.) When-issued security or delayed delivery to be delivered and settled after January 31, 2010. See accompanying Notes.

(7.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

(8.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES           GROSS         GROSS            SHARES
                              OCTOBER 31, 2009    ADDITIONS     REDUCTIONS    JANUARY 31, 2010
                              ----------------   -----------   -----------    ----------------
OFI Liquid Assets Fund, LLC      359,176,575     251,143,506   317,479,631       292,840,450

                                  VALUE       INCOME
                              ------------   --------
OFI Liquid Assets Fund, LLC   $292,840,450   $198,257(a)

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(9.) Rate shown is the 7-day yield as of January 31, 2010.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of January 31, 2010 based on valuation input level:

                                                                              LEVEL 3--
                                          LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                         UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                        QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                                       --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary              $  157,307,600      $         --          $--       $  157,307,600
   Consumer Staples                        40,070,600                --           --           40,070,600
   Energy                                 230,776,022                --           --          230,776,022


                       6 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

   Financials                             259,730,136        28,298,601           --          288,028,737
   Health Care                            265,670,300                --           --          265,670,300
   Industrials                            113,426,600                --           --          113,426,600
   Information Technology                 317,856,420        40,582,416           --          358,438,836
   Materials                               80,095,200                --           --           80,095,200
Asset-Backed Securities                            --        20,979,660           --           20,979,660
Mortgage-Backed Obligations                        --       247,399,472           --          247,399,472
U.S. Government Obligations                        --       223,726,665           --          223,726,665
Non-Convertible Corporate Bonds and
   Notes                                           --       320,440,895           --          320,440,895
Investments Purchased with Cash
   Collateral from Securities Loaned      292,840,450                --           --          292,840,450
                                       --------------      ------------          ---       --------------
Total Assets                           $1,757,773,328      $881,427,709          $--       $2,639,201,037
                                       ==============      ============          ===       ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                       7 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities       $8,570,898

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.


                       8 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID SECURITIES

As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of January 31, 2010, the Fund had on loan securities valued at $280,448,515. Collateral of $292,840,450 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                       9 | OPPENHEIMER QUEST BALANCED FUND

Oppenheimer Quest Balanced Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2010 / UNAUDITED

Federal tax cost of securities   $2,454,656,772
                                 ==============
Gross unrealized appreciation    $  248,087,876
Gross unrealized depreciation       (63,543,611)
                                 --------------
Net unrealized appreciation      $  184,544,265
                                 ==============


                       10 | OPPENHEIMER QUEST BALANCED FUND

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                       SHARES          VALUE
                                                   ------------   --------------
COMMON STOCKS--47.2%
CONSUMER DISCRETIONARY--4.6%
MEDIA--4.6%
Jupiter Telecommunications Co. Ltd.                      62,934   $   63,097,845
Liberty Global, Inc., Series A(1)                       379,105        9,621,685
Liberty Global, Inc., Series C(1)                       348,821        8,741,454
                                                                  --------------
                                                                      81,460,984
                                                                  --------------
CONSUMER STAPLES--6.0%
BEVERAGES--0.6%
Molson Coors Brewing Co., Cl. B, Non-Vtg.               231,300        9,714,600
                                                                  --------------
FOOD & STAPLES RETAILING--2.2%
CVS Caremark Corp.                                      338,400       10,954,008
Kroger Co. (The)                                        762,700       16,344,661
Walgreen Co.                                            324,100       11,683,805
                                                                  --------------
                                                                      38,982,474
                                                                  --------------
FOOD PRODUCTS--1.7%
Nestle SA                                               649,310       30,725,058
                                                                  --------------
TOBACCO--1.5%
Altria Group, Inc.                                      441,900        8,776,134
Lorillard, Inc.                                         231,200       17,501,840
                                                                  --------------
                                                                      26,277,974
                                                                  --------------
ENERGY--4.2%
OIL, GAS & CONSUMABLE FUELS--4.2%
Chevron Corp.                                           589,000       42,478,680
Exxon Mobil Corp.                                       488,800       31,493,384
                                                                  --------------
                                                                      73,972,064
                                                                  --------------
FINANCIALS--6.2%
CAPITAL MARKETS--1.6%
Bond Street Holdings LLC, Cl. A(1,2)                    495,000        9,900,000
Goldman Sachs Group, Inc. (The)                          64,400        9,577,568
Morgan Stanley                                          356,500        9,547,070
                                                                  --------------
                                                                      29,024,638
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES--2.2%
JPMorgan Chase & Co.                                    973,100       37,892,514
                                                                  --------------
INSURANCE--2.4%
Assurant, Inc.                                          301,700        9,482,431
Everest Re Group Ltd.                                   377,800       32,392,572
                                                                  --------------
                                                                      41,875,003
                                                                  --------------
HEALTH CARE--5.5%
BIOTECHNOLOGY--1.9%
Amgen, Inc.(1)                                          313,400       18,327,632
Genzyme Corp. (General Division)(1)                     206,600       11,210,116
Vanda Pharmaceuticals, Inc.(1)                          491,410        4,919,014
                                                                  --------------
                                                                      34,456,762
                                                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Covidien plc                                            369,900       18,702,144


                  1 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                       SHARES          VALUE
                                                   ------------   --------------
PHARMACEUTICALS--2.5%
Merck & Co., Inc.                                       436,124   $   16,651,214
Pfizer, Inc.                                          1,445,392       26,971,015
                                                                  --------------
                                                                      43,622,229
                                                                  --------------
INDUSTRIALS--4.5%
AEROSPACE & DEFENSE--0.0%
AerCap Holdings NV(1)                                    70,400          616,000
                                                                  --------------
ELECTRICAL EQUIPMENT--0.8%
General Cable Corp.(1)                                  458,100       13,330,710
                                                                  --------------
INDUSTRIAL CONGLOMERATES--1.1%
Tyco International Ltd.                                 557,000       19,734,510
                                                                  --------------
MACHINERY--2.2%
Joy Global, Inc.                                        250,500       11,457,870
Navistar International Corp.(1)                         748,900       27,701,811
                                                                  --------------
                                                                      39,159,681
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Aircastle Ltd.                                          628,900        5,980,839
                                                                  --------------
INFORMATION TECHNOLOGY--13.8%
COMMUNICATIONS EQUIPMENT--4.0%
QUALCOMM, Inc.                                          920,900       36,090,071
Research in Motion Ltd.(1)                              541,300       34,080,248
                                                                  --------------
                                                                      70,170,319
                                                                  --------------
COMPUTERS & PERIPHERALS--0.9%
Dell, Inc.(1)                                         1,291,800       16,664,220
                                                                  --------------
INTERNET SOFTWARE & SERVICES--1.1%
eBay, Inc.(1)                                           849,800       19,562,396
                                                                  --------------
SOFTWARE--7.8%
Oracle Corp.                                          1,245,200       28,714,312
Synopsys, Inc.(1)                                       465,700        9,905,439
Take-Two Interactive Software, Inc.(1,3)              7,372,043       68,412,559
THQ, Inc.(1,3)                                        5,939,700       29,936,088
                                                                  --------------
                                                                     136,968,398
                                                                  --------------
MATERIALS--1.6%
CHEMICALS--1.6%
Celanese Corp., Series A                                238,350        6,935,985
Potash Corp. of Saskatchewan, Inc.                      220,100       21,866,935
                                                                  --------------
                                                                      28,802,920
                                                                  --------------
UTILITIES--0.8%
ELECTRIC UTILITIES--0.8%
Edison International, Inc.                              411,500       13,711,181
                                                                  --------------
Total Common Stocks (Cost $876,858,621)                              831,407,618
                                                                  --------------
PREFERRED STOCKS--2.7%
Bank of America Corp., 10% Cv., Series S(1)           2,296,300       34,674,130
Mylan, Inc., 6.50% Cv., Non-Vtg.                         12,500       12,371,125
                                                                  --------------
Total Preferred Stocks (Cost $42,379,675)                             47,045,255


                  2 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   ------------   --------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
Mastr Adjustable Rate Mortgages Trust 2004-13,
   Mtg. Pass-Through Certificates, Series
   2004-13, Cl. 2 A2, 3.012%, 4/1/34(4)
   (Cost $1,720,693)                               $  2,015,992   $    1,955,649
CONVERTIBLE CORPORATE BONDS AND NOTES--0.3%
Take-Two Interactive Software, Inc., 4.375% Cv.
   Sr. Nts., 6/1/14(3) (Cost $4,611,000)              4,611,000        5,170,084

                                                      SHARES
                                                   ------------
INVESTMENT COMPANY--49.7%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.20%(3,5) (Cost $875,266,549)            875,266,549      875,266,549
TOTAL INVESTMENTS, AT VALUE (COST $1,800,836,538)         100.0%   1,760,845,155
OTHER ASSETS NET OF LIABILITIES                             0.0          616,485
                                                   ------------   --------------
NET ASSETS                                                100.0%  $1,761,461,640
                                                   ============   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of January
     31, 2010 was $9,900,000, which represents 0.56% of the Fund's net assets. See accompanying Notes.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                      SHARES/                                        SHARES/
                                  PRINCIPAL AMOUNT      GROSS         GROSS     PRINCIPAL AMOUNT
                                  OCTOBER 31, 2009    ADDITIONS    REDUCTIONS   JANUARY 31, 2010
                                  ----------------   ----------   -----------   ----------------
Oppenheimer Institutional Money
   Market Fund, Cl. E               959,381,207      53,648,565   137,763,223      875,266,549
Take-Two Interactive Software,
   Inc.                               7,372,043              --            --        7,372,043
Take-Two Interactive Software,
   Inc., 4.375% Cv. Sr. Nts.,
   6/1/14                             4,611,000              --            --        4,611,000
THQ, Inc.                             5,939,700              --            --        5,939,700

                                      VALUE        INCOME
                                  ------------   ---------
Oppenheimer Institutional Money
   Market Fund, Cl. E             $875,266,549   $ 572,890
Take-Two Interactive Software,
   Inc.                             68,412,559          --
Take-Two Interactive Software,
   Inc., 4.375% Cv. Sr. Nts.,
   6/1/14                            5,170,084      50,893
THQ, Inc.                           29,936,088          --
                                  ------------   ---------
                                  $978,785,280   $ 623,783
                                  ============   =========

(4.) Represents the current interest rate for a variable or increasing rate security.

(5.) Rate shown is the 7-day yield as of January 31, 2010.


                  3 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of January 31, 2010 based on valuation input level:

                                            LEVEL 1--        LEVEL 2--            LEVEL 3--
                                           UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                                         QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                        --------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary               $   81,460,984      $        --              $--           $   81,460,984
   Consumer Staples                         74,975,048       30,725,058               --              105,700,106
   Energy                                   73,972,064               --               --               73,972,064
   Financials                               98,892,155        9,900,000               --              108,792,155
   Health Care                              96,781,135               --               --               96,781,135
   Industrials                              78,821,740               --               --               78,821,740
   Information Technology                  243,365,333               --               --              243,365,333
   Materials                                28,802,920               --               --               28,802,920
   Utilities                                13,711,181               --               --               13,711,181
Preferred Stocks                            47,045,255               --               --               47,045,255
Mortgage-Backed Obligations                         --        1,955,649               --                1,955,649
Convertible Corporate Bonds and Notes               --        5,170,084               --                5,170,084
Investment Company                         875,266,549               --               --              875,266,549
                                        --------------      -----------              ---           --------------
Total Assets                            $1,713,094,364      $47,750,791              $--           $1,760,845,155
                                        --------------      -----------              ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                  4 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                  5 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with pursuit of its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.


                  6 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of January 31, 2010, the Fund held no outstanding forward contracts.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.


                  7 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of January 31, 2010, the Fund had no such credit default swaps outstanding.


                  8 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

ILLIQUID SECURITIES

As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,804,371,747
                                 ==============
Gross unrealized appreciation    $   88,194,697
Gross unrealized depreciation      (131,721,289)
                                 --------------
Net unrealized depreciation      $  (43,526,592)
                                 ==============


                  9 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                                      Shares          Value
                                                   -----------   --------------
COMMON STOCKS--95.0%
CONSUMER DISCRETIONARY--16.2%
AUTO COMPONENTS--2.5%
Goodyear Tire & Rubber Co. (The)(1)                  2,250,000   $   30,015,000
WABCO Holdings, Inc.                                 1,250,000       32,312,500
                                                                 --------------
                                                                     62,327,500
                                                                 --------------
DIVERSIFIED CONSUMER SERVICES--0.8%
Apollo Group, Inc., Cl. A(1)                           350,000       21,206,500
HOTELS, RESTAURANTS & LEISURE--4.0%
Bally Technologies, Inc.(1)                            350,000       13,884,500
Brinker International, Inc.                          2,400,000       39,168,000
Burger King Holdings, Inc.                           1,500,000       26,160,000
Pinnacle Entertainment, Inc.(1)                      2,500,000       20,400,000
                                                                 --------------
                                                                     99,612,500
                                                                 --------------
HOUSEHOLD DURABLES--0.9%
Mohawk Industries, Inc.(1)                             550,000       22,775,500
LEISURE EQUIPMENT & PRODUCTS--1.5%
Mattel, Inc.                                         1,844,200       36,367,624
MEDIA--1.7%
Cablevision Systems Corp. New York Group, Cl. A        750,000       19,230,000
Time Warner Cable, Inc.                                500,000       21,795,000
                                                                 --------------
                                                                     41,025,000
                                                                 --------------
SPECIALTY RETAIL--4.0%
Abercrombie & Fitch Co., Cl. A                         850,000       26,809,000
Advance Auto Parts, Inc.                               750,000       29,587,500
Bed Bath & Beyond, Inc.(1)                             600,000       23,220,000
Chico's FAS, Inc.                                    1,200,000       15,324,000
Gymboree Corp.(1)                                       80,371        3,135,273
                                                                 --------------
                                                                     98,075,773
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Phillips/Van Heusen Corp.                              500,000       19,645,000
CONSUMER STAPLES--5.3%
BEVERAGES--1.8%
Molson Coors Brewing Co., Cl. B, Non-Vtg.            1,050,000       44,100,000
FOOD & STAPLES RETAILING--1.7%
Kroger Co. (The)                                     2,000,000       42,860,000
FOOD PRODUCTS--0.5%
Dole Food Co., Inc.(1)                               1,000,000       11,500,000
HOUSEHOLD PRODUCTS--1.3%
Energizer Holdings, Inc.(1)                            600,000       33,300,000
ENERGY--6.8%
ENERGY EQUIPMENT & SERVICES--2.2%
Ensco International plc, Sponsored ADR                 625,000       24,393,750
Smith International, Inc.                            1,000,000       30,320,000
                                                                 --------------
                                                                     54,713,750
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Alpha Natural Resources, Inc.(1)                     1,000,000       40,610,000
Cabot Oil & Gas Corp., Cl. A                           500,000       19,135,000


                  1 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                                      SHARES          VALUE
                                                   -----------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Noble Energy, Inc.                                     400,000   $   29,576,000
Range Resources Corp.                                  500,000       23,000,000
                                                                 --------------
                                                                    112,321,000
                                                                 --------------
FINANCIALS--20.6%
CAPITAL MARKETS--4.5%
Affiliated Managers Group, Inc.(1)                     600,000       36,342,000
Fifth Street Finance Corp.                           1,500,000       16,425,000
Invesco Ltd.                                         1,500,000       28,950,000
Investment Technology Group, Inc.(1)                 1,400,000       28,700,000
                                                                 --------------
                                                                    110,417,000
                                                                 --------------
COMMERCIAL BANKS--3.1%
Comerica, Inc.                                         700,000       24,157,000
Fifth Third Bancorp                                  2,400,000       29,856,000
KeyCorp                                              3,000,000       21,540,000
                                                                 --------------
                                                                     75,553,000
                                                                 --------------
INSURANCE--9.3%
ACE Ltd.                                             1,100,000       54,197,000
Aon Corp.                                              400,000       15,560,000
Assurant, Inc.                                       1,700,000       53,431,000
Everest Re Group Ltd.                                  800,000       68,592,000
Fidelity National Financial, Inc., Cl. A             1,350,000       17,415,000
Genworth Financial, Inc., Cl. A(1)                   1,500,000       20,760,000
                                                                 --------------
                                                                    229,955,000
                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS--2.8%
BioMed Realty Trust, Inc.                            1,000,000       14,570,000
CreXus Investment Corp.(1)                             800,000       11,016,000
ProLogis                                             2,200,000       27,720,000
Starwood Property Trust, Inc.                          800,000       15,688,000
                                                                 --------------
                                                                     68,994,000
                                                                 --------------
THRIFTS & MORTGAGE FINANCE--0.9%
NewAlliance Bancshares, Inc.                         2,000,000       23,280,000
HEALTH CARE--9.3%
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Hologic, Inc.(1)                                       800,000       12,056,000
Hospira, Inc.(1)                                       800,000       40,512,000
                                                                 --------------
                                                                     52,568,000
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Aetna, Inc.                                          1,100,000       32,967,000
DaVita, Inc.(1)                                        650,000       38,844,000
                                                                 --------------
                                                                     71,811,000
                                                                 --------------
LIFE SCIENCES TOOLS & SERVICES--2.1%
Charles River Laboratories International, Inc.(1)      800,000       29,072,000
Thermo Fisher Scientific, Inc.(1)                      500,000       23,075,000
                                                                 --------------
                                                                     52,147,000
                                                                 --------------
PHARMACEUTICALS--2.2%
Biovail Corp.                                        2,000,000       29,040,000


                  2 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                                      SHARES          VALUE
                                                   -----------   --------------
PHARMACEUTICALS CONTINUED
Shire Ltd., ADR                                        400,000   $   23,840,000
                                                                 --------------
                                                                     52,880,000
                                                                 --------------
INDUSTRIALS--12.4%
AEROSPACE & DEFENSE--1.8%
Goodrich Corp.                                         700,000       43,337,000
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
KAR Auction Services, Inc.(1)                        1,163,842       16,142,489
CONSTRUCTION & ENGINEERING--0.8%
Foster Wheeler AG(1)                                   700,000       19,586,000
ELECTRICAL EQUIPMENT--1.6%
General Cable Corp.(1)                               1,350,000       39,285,000
INDUSTRIAL CONGLOMERATES--2.0%
Tyco International Ltd.                              1,400,000       49,602,000
MACHINERY--2.1%
Navistar International Corp.(1)                      1,400,000       51,786,000
PROFESSIONAL SERVICES--1.4%
Towers Watson & Co., Cl. A                             800,000       34,904,000
ROAD & RAIL--1.0%
Hunt (J.B.) Transport Services, Inc.                   800,000       24,528,000
TRADING COMPANIES & DISTRIBUTORS--1.1%
Aircastle Ltd.                                       2,909,554       27,669,859
INFORMATION TECHNOLOGY--10.1%
COMPUTERS & PERIPHERALS--0.8%
Seagate Technology                                   1,200,000       20,076,000
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Agilent Technologies, Inc.(1)                        1,000,000       28,030,000
Amphenol Corp., Cl. A                                  600,000       23,904,000
                                                                 --------------
                                                                     51,934,000
                                                                 --------------
IT SERVICES--1.9%
TeleTech Holdings, Inc.(1)                           2,500,000       47,600,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
Lam Research Corp.(1)                                  600,000       19,806,000
LSI Corp.(1)                                         5,500,000       27,445,000
Marvell Technology Group Ltd.(1)                       750,000       13,072,500
Varian Semiconductor Equipment Associates,
   Inc.(1)                                             800,000       23,464,000
                                                                 --------------
                                                                     83,787,500
                                                                 --------------
SOFTWARE--1.9%
Electronic Arts, Inc.(1)                             1,000,000       16,280,000
McAfee, Inc.(1)                                        800,000       30,160,000
                                                                 --------------
                                                                     46,440,000
                                                                 --------------
MATERIALS--4.7%
CHEMICALS--2.5%
Celanese Corp., Series A                             1,100,000       32,010,000
Intrepid Potash, Inc.(1)                             1,200,000       29,388,000
                                                                 --------------
                                                                     61,398,000
                                                                 --------------
CONTAINERS & PACKAGING--1.0%
Owens-Illinois, Inc.(1)                                900,000       24,498,000


                  3 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

                                                      SHARES          VALUE
                                                   -----------   --------------
METALS & MINING--1.2%
First Quantum Minerals Ltd.                            400,000   $   29,010,989
                                                                 --------------
TELECOMMUNICATION SERVICES--1.3%
WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings, Inc.(1)                                  950,000       31,103,000
UTILITIES--8.3%
ELECTRIC UTILITIES--3.7%
Allegheny Energy, Inc.                               1,500,000       31,425,000
Cleco Corp.                                          1,000,000       25,920,000
NV Energy, Inc.                                      3,000,000       34,560,000
                                                                 --------------
                                                                     91,905,000
                                                                 --------------
ENERGY TRADERS--1.0%
NRG Energy, Inc.(1)                                  1,075,000       25,918,250
GAS UTILITIES--1.1%
EQT Corp.                                              600,000       26,412,000
MULTI-UTILITIES--2.5%
CMS Energy Corp.                                     4,000,000       60,679,999
                                                                 --------------
Total Common Stocks (Cost $2,109,528,510)                         2,345,038,233
                                                                 --------------
INVESTMENT COMPANY--5.1%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.20%(2, 3) (Cost $125,294,634)          125,294,634      125,294,634
TOTAL INVESTMENTS, AT VALUE (COST $2,234,823,144)        100.1%   2,470,332,867
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.1)      (2,859,697)
                                                   -----------   --------------
NET ASSETS                                               100.0%  $2,467,473,170
                                                   ===========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Rate shown is the 7-day yield as of January 31, 2010.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES           GROSS         GROSS           SHARES
                                  OCTOBER 31, 2009    ADDITIONS     REDUCTIONS   JANUARY 31, 2010
                                  ----------------   -----------   -----------   ----------------
Oppenheimer Institutional Money
   Market Fund, Cl. E                 98,188,220     271,442,581   244,336,167      125,294,634

                                      VALUE       INCOME
                                  ------------   -------
Oppenheimer Institutional Money
   Market Fund, Cl. E             $125,294,634   $73,559


                  4 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of January 31, 2010 based on valuation input level:

                                   LEVEL 1--          LEVEL 2--           LEVEL 3--
                                  UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                                 QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                --------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  401,035,397          $--                  $--           $  401,035,397
   Consumer Staples                131,760,000           --                   --              131,760,000
   Energy                          167,034,750           --                   --              167,034,750
   Financials                      508,199,000           --                   --              508,199,000
   Health Care                     229,406,000           --                   --              229,406,000
   Industrials                     306,840,348           --                   --              306,840,348
   Information Technology          249,837,500           --                   --              249,837,500
   Materials                       114,906,989           --                   --              114,906,989
   Telecommunication Services       31,103,000           --                   --               31,103,000
   Utilities                       204,915,249           --                   --              204,915,249
Investment Company                 125,294,634           --                   --              125,294,634
                                --------------          ---                  ---           --------------
Total Assets                    $2,470,332,867          $--                  $--           $2,470,332,867
                                --------------          ---                  ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                  5 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment


                  6 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2010 / UNAUDITED

adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,294,978,588
                                 ==============

Gross unrealized appreciation    $  259,058,130
Gross unrealized depreciation       (83,703,851)
                                 --------------
Net unrealized appreciation      $  175,354,279
                                 ==============


                  7 | OPPENHEIMER SMALL- & MID- CAP VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 03/08/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 03/08/2010